Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Deferred Income Tax	Deferred income tax

All figures in £ millions	2017	2016
Deferred income tax assets	95	451
Deferred income tax liabilities	(164)	(466)

Net deferred income tax	(69)	(15)

Schedule of Movement on Net Deferred Income Assets and Liabilities

The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2016	19	43	(9)	55	(348)	(44)	(284)
Exchange differences	3	7	10	15	(84)	27	(22)
Income statement (charge)/benefit	—	(15)	(4)	50	144	86	261
Disposal through business disposal	—	—	—	(3)	(7)	—	(10)
Tax benefit in other comprehensive income	—	—	40	—	—	—	40

At 31 December 2016	22	35	37	117	(295)	69	(15)

Exchange differences	(2)	(3)	(4)	(8)	19	(8)	(6)
Income statement (charge)/benefit	(11)	6	7	(9)	118	(1)	110
Disposal through business disposal	—	—	—	—	—	(3)	(3)
Tax charge in other comprehensive income	—	—	(84)	—	—	(5)	(89)
Transfer to assets/(liabilities) classified as held for sale	—	(4)	—	(73)	3	8	(66)

At 31 December 2017	9	34	(44)	27	(155)	60	(69)